INVENTORY	9 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
INVENTORY

NOTE 5 – INVENTORY

Inventory consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30,	December 31,
	2021	2020
Raw materials	$209,478	$–
Work in progress	1,401,521	–
Finished goods	19,052	–
Total inventory	1,630,051	–
Reserve	–	–
Total inventory, net	$1,630,051	$–